Supplemental Cash Flow Information (Notes)	6 Months Ended
Jun. 30, 2014
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION

The following table provides supplemental disclosure of cash flow information (in thousands):

	Six Months Ended June 30,
	2014	2013
Cash paid during the year for interest, net of amounts capitalized	$49,219	$9,347
LNG terminal costs funded with accounts payable and accrued liabilities (including affiliate)	289,453	450,767